Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating losses carried forward (note a)	[1]	$ 39,188,000	$ 32,458,000
Impairment of long-term equity investment		4,245,000	4,233,000
Impairment of other receivables		1,536,000	1,858,000
Impairment of accounts receivable		402,000	1,451,000
Impairment of inventories		70,000	540,000
Allowance for advance to suppliers		137,000	369,000
Impairment of property and equipment		2,000	15,000
Valuation allowance		(45,580,000)	(40,924,000)	$ (34,257,000)	$ (34,257,000)	$ (20,181,000)
Total deferred tax assets, net	[2]	0	0
Deferred tax liabilities:
Deferred credit arising from an asset acquisition		(930,000)	$ (1,085,000)
Accumulated net operating loss which can be carried forward indefinitely		5,875,000
Accumulated net operating loss which can be carried forward and will expire during the period from 2021 to 2030		$ 221,906,000

[1]	As of December 31, 2021, the accumulated net operating loss of USD5,875,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD221,906,000 mainly arose from the Company’s subsidiaries, VIE and VIE’s subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2022 to 2030.
[2]	As of December 31, 2020 and 2021, the deferred tax liabilities balances are expected to be recoverable as follows: